Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table provides the information required for our principal executive officer (“PEO”) and non-PEO NEOs for each of the fiscal years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020 along with the financial information required to be disclosed for each fiscal year:

Year (1)(2)(3)(4)	Summary Compensation Table Total for PEO $	Summary Compensation Table Total for Former PEO $	Summary Compensation Table Total for Interim PEO $	Compensation Actually Paid to PEO(5) $	Compensation Actually Paid to Former PEO(5)(6) $	Compensation Actually Paid to Interim PEO(5)(6) $	Average Summary Compensation Table Total for non-PEO NEOs $	Average Compensation Actually Paid to non-PEO NEOs(5) $	Year-end value of $100 invested on December 31, 2019 in:		Net (Loss) Income (in millions) $	Revenue (in millions) $
									ANIP $	Peer Group(6) $
2024	8,859,402	—	—	10,815,366	—	—	2,349,641	2,686,867	89.64	89.73	(18.5)	614.4
2023	8,078,353	—	—	15,098,347	—	—	2,082,118	3,238,815	89.41	91.86	18.8	486.8
2022	5,112,087	—	—	4,617,234	—	—	1,535,136	1,413,162	65.23	94.77	(47.9)	316.4
2021	6,541,060	—	—	10,473,389	—	—	1,927,619	2,846,757	74.72	139.98	(42.6)	216.1
2020	3,715,036	857,814	962,213	3,830,533	(2,920,400)	627,223	2,429,358	689,160	47.09	144.89	(22.5)	208.5

Named Executive Officers, Footnote	The PEO in each reporting year is our current Chief Executive Officer, Nikhil Lalwani.
(2)    The Former PEO in 2020 is Arthur Przybyl. Mr. Przybyl served as Chief Executive Officer through May 10, 2020.
(3)    The Interim PEO in 2020 is Patrick Walsh. Mr. Walsh served as Interim Chief Executive Officer from May 11, 2020 until September 8, 2020 when Mr. Lalwani commenced employment as Chief Executive Officer.
(4)    Our non-PEO NEOs includes the following executives by year:
a.2024: Stephen P. Carey, Christopher K. Mutz, Ori Gutwerg, Meredith W. Cook
b.2023: Stephen P. Carey, Chad Gassert, Ori Gutwerg, Christopher K. Mutz
c.2022: Stephen P. Carey, James G. Marken, Ori Gutwerg, Christopher K. Mutz
d.2021: Stephen P. Carey, James G. Marken, Ori Gutwerg, Christopher K. Mutz
e.2020: Stephen P. Carey, James G. Marken, Robert W. Schrepfer

Peer Group Issuers, Footnote	(6) The Peer Group is the S&P 600 Pharmaceuticals, Biotechnology and Life Sciences Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2024.
Adjustment To PEO Compensation, Footnote
(5)    Deductions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP are shown in the tables below. The amounts reflected for fiscal years 2022 and 2023 have been revised from the amounts previously reported in last year's Proxy Statement in order to incorporate administrative corrections in the calculation of fair value for certain stock and option awards.

	2024	2023	2022	2021	2020
	PEO ($)	PEO ($)	PEO ($)	PEO ($)	PEO ($)	Former PEO ($)	Interim PEO ($)
Total Compensation from SCT	$8,859,402	$8,078,353	$5,112,087	$6,541,060	$3,715,036	$857,814	$962,213
Adjustments for Equity Awards:
Subtraction: Value of Stock and Option Awards reported in SCT	(6,420,231)	(5,756,142)	(3,806,102)	(4,369,205)	(3,305,805)	—	(679,308)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	6,996,480	8,659,248	5,366,964	6,289,690	3,421,302	—	268,765
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	—	—	—	—	—	—	205,508
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	37,775	3,087,525	(1,067,419)	2,092,579	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	1,341,940	1,029,363	(988,296)	(80,735)	—	(3,778,214)	(129,955)
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	$10,815,366	$15,098,347	$4,617,234	$10,473,389	$3,830,533	$(2,920,400)	$627,223

	Average non-PEO NEOs
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Compensation from SCT	$2,349,641	$2,082,118	$1,535,136	$1,927,619	$2,429,358
Adjustments for Equity Awards:
Subtraction: Value of Stock and Option Awards reported in SCT	(1,390,996)	(1,151,185)	(881,234)	(1,147,142)	(1,637,904)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,515,845	1,731,772	1,242,624	1,739,550	1,007,514
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	—	—	—	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(10,830)	545,054	(232,291)	295,425	(785,997)
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	223,207	31,056	(251,073)	31,305	(323,811)
Compensation Actually Paid (as calculated)	$2,686,867	$3,238,815	$1,413,162	$2,846,757	$689,160
All equity valuations for each covered fiscal year are calculated in accordance with the provisions of ASC Topic 718. See Note 15 to our audited consolidated financial statements appearing in our 2024 Annual Report on Form 10-K for assumptions underlying the valuations of equity awards.

Non-PEO NEO Average Total Compensation Amount	$ 2,349,641	$ 2,082,118	$ 1,535,136	$ 1,927,619	$ 2,429,358
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,686,867	3,238,815	1,413,162	2,846,757	689,160
Adjustment to Non-PEO NEO Compensation Footnote
(5)    Deductions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP are shown in the tables below. The amounts reflected for fiscal years 2022 and 2023 have been revised from the amounts previously reported in last year's Proxy Statement in order to incorporate administrative corrections in the calculation of fair value for certain stock and option awards.

	2024	2023	2022	2021	2020
	PEO ($)	PEO ($)	PEO ($)	PEO ($)	PEO ($)	Former PEO ($)	Interim PEO ($)
Total Compensation from SCT	$8,859,402	$8,078,353	$5,112,087	$6,541,060	$3,715,036	$857,814	$962,213
Adjustments for Equity Awards:
Subtraction: Value of Stock and Option Awards reported in SCT	(6,420,231)	(5,756,142)	(3,806,102)	(4,369,205)	(3,305,805)	—	(679,308)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	6,996,480	8,659,248	5,366,964	6,289,690	3,421,302	—	268,765
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	—	—	—	—	—	—	205,508
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	37,775	3,087,525	(1,067,419)	2,092,579	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	1,341,940	1,029,363	(988,296)	(80,735)	—	(3,778,214)	(129,955)
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	$10,815,366	$15,098,347	$4,617,234	$10,473,389	$3,830,533	$(2,920,400)	$627,223

	Average non-PEO NEOs
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Compensation from SCT	$2,349,641	$2,082,118	$1,535,136	$1,927,619	$2,429,358
Adjustments for Equity Awards:
Subtraction: Value of Stock and Option Awards reported in SCT	(1,390,996)	(1,151,185)	(881,234)	(1,147,142)	(1,637,904)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,515,845	1,731,772	1,242,624	1,739,550	1,007,514
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	—	—	—	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(10,830)	545,054	(232,291)	295,425	(785,997)
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	223,207	31,056	(251,073)	31,305	(323,811)
Compensation Actually Paid (as calculated)	$2,686,867	$3,238,815	$1,413,162	$2,846,757	$689,160
All equity valuations for each covered fiscal year are calculated in accordance with the provisions of ASC Topic 718. See Note 15 to our audited consolidated financial statements appearing in our 2024 Annual Report on Form 10-K for assumptions underlying the valuations of equity awards.

Compensation Actually Paid vs. Total Shareholder Return
CAP and Cumulative TSR / Cumulative TSR of the Peer Group

	2019	2020	2021	2022	2023	2024
PEO CAP	—	$3,831	$10,473	$4,617	$15,098	$10,815
Average non-PEO NEO CAP	—	$689	$2,847	$1,413	$3,239	$2,687
ANIP value of $100 Invested on 12/31/19	$100.00	$47.09	$74.72	$65.23	$89.41	$89.64
Peer Group value of $100 Invested on 12/31/19	$100.00	$144.89	$139.98	$94.77	$91.86	$89.73
In thousands, CAP for our Former PEO was $(2,920) in 2020 and $0 in each of 2021, 2022, 2023 and 2024, and CAP for our Interim PEO was $627 in 2020 and $0 in each of 2021, 2022, 2023 and 2024. These values have been omitted from the chart above for ease of readability.

Compensation Actually Paid vs. Net Income
CAP and Company Net Income (Loss)

	2020	2021	2022	2023	2024
PEO CAP	$3,831	$10,473	$4,617	$15,098	$10,815
Average non-PEO NEO CAP	$689	$2,847	$1,413	$3,239	$2,687
Net Income (Loss) ($Mil.)	$(23)	$(43)	$(48)	$19	$(19)
In thousands, CAP for our Former PEO was $(2,920) in 2020 and $0 in each of 2021, 2022, 2023 and 2024, and CAP for our Interim PEO was $627 in 2020 and $0 in each of 2021, 2022, 2023 and 2024. These values have been omitted from the chart above for ease of readability.

Compensation Actually Paid vs. Company Selected Measure
CAP and Company Revenue

	2020	2021	2022	2023	2024
PEO CAP	$3,831	$10,473	$4,617	$15,098	$10,815
Average non-PEO NEO CAP	$689	$2,847	$1,413	$3,239	$2,687
Revenue ($Mil.)	$208	$216	$316	$487	$614
In thousands, CAP for our Former PEO was $(2,920) in 2020 and $0 in each of 2021, 2022, 2023 and 2024, and CAP for our Interim PEO was $627 in 2020 and $0 in each of 2021, 2022, 2023 and 2024. These values have been omitted from the chart above for ease of readability.

Total Shareholder Return Vs Peer Group
CAP and Cumulative TSR / Cumulative TSR of the Peer Group

	2019	2020	2021	2022	2023	2024
PEO CAP	—	$3,831	$10,473	$4,617	$15,098	$10,815
Average non-PEO NEO CAP	—	$689	$2,847	$1,413	$3,239	$2,687
ANIP value of $100 Invested on 12/31/19	$100.00	$47.09	$74.72	$65.23	$89.41	$89.64
Peer Group value of $100 Invested on 12/31/19	$100.00	$144.89	$139.98	$94.77	$91.86	$89.73
In thousands, CAP for our Former PEO was $(2,920) in 2020 and $0 in each of 2021, 2022, 2023 and 2024, and CAP for our Interim PEO was $627 in 2020 and $0 in each of 2021, 2022, 2023 and 2024. These values have been omitted from the chart above for ease of readability.

Tabular List, Table
Tabular List of Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our PEO and non-PEO NEOs in 2024 to our performance were:
•Revenue;
•Adjusted EBITDA;
•Adjusted EBITDA Growth Rate; and
	•Relative Total Shareholder Return.
Total Shareholder Return Amount	$ 89.64	89.41	65.23	74.72	47.09
Peer Group Total Shareholder Return Amount	89.73	91.86	94.77	139.98	144.89
Net Income (Loss)	$ (18,500,000)	$ 18,800,000	$ (47,900,000)	$ (42,600,000)	$ (22,500,000)
Company Selected Measure Amount	614.4	486.8	316.4	216.1	208.5
Measure:: 1
Pay vs Performance Disclosure
Name	•Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	•Adjusted EBITDA Growth Rate
Measure:: 4
Pay vs Performance Disclosure
Name	•Relative Total Shareholder Return
Nikhil Lalwani [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,859,402	$ 8,078,353	$ 5,112,087	$ 6,541,060	$ 3,715,036
PEO Actually Paid Compensation Amount	$ 10,815,366	$ 15,098,347	$ 4,617,234	$ 10,473,389	3,830,533
PEO Name	Nikhil Lalwani	Nikhil Lalwani	Nikhil Lalwani	Nikhil Lalwani
Arthur Przybyl [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					857,814
PEO Actually Paid Compensation Amount					(2,920,400)
PEO Name				Arthur Przybyl
Patrick Walsh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					962,213
PEO Actually Paid Compensation Amount					627,223
PEO Name				Patrick Walsh
PEO | Nikhil Lalwani [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,420,231)	$ (5,756,142)	$ (3,806,102)	$ (4,369,205)	(3,305,805)
PEO | Nikhil Lalwani [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,996,480	8,659,248	5,366,964	6,289,690	3,421,302
PEO | Nikhil Lalwani [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,775	3,087,525	(1,067,419)	2,092,579	0
PEO | Nikhil Lalwani [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Nikhil Lalwani [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,341,940	1,029,363	(988,296)	(80,735)	0
PEO | Nikhil Lalwani [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Arthur Przybyl [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Arthur Przybyl [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Arthur Przybyl [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Arthur Przybyl [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Arthur Przybyl [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,778,214)
PEO | Arthur Przybyl [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Patrick Walsh [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(679,308)
PEO | Patrick Walsh [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					268,765
PEO | Patrick Walsh [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Patrick Walsh [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					205,508
PEO | Patrick Walsh [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(129,955)
PEO | Patrick Walsh [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,390,996)	(1,151,185)	(881,234)	(1,147,142)	(1,637,904)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,515,845	1,731,772	1,242,624	1,739,550	1,007,514
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,830)	545,054	(232,291)	295,425	(785,997)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 223,207	$ 31,056	$ (251,073)	$ 31,305	$ (323,811)